FINANCIAL DEBT WITH THIRD PARTIES - SENIOR SECURED NOTES (Details) € in Thousands, R$ in Thousands	3 Months Ended	4 Months Ended
	Apr. 04, 2019 USD ($)	Apr. 15, 2019 BRL (R$)	Apr. 15, 2019 USD ($)	Dec. 31, 2019 USD ($)	Aug. 20, 2019 BRL (R$)	Aug. 20, 2019 EUR (€)	Aug. 13, 2019 BRL (R$)	Mar. 13, 2019 BRL (R$)	Feb. 26, 2019 BRL (R$)	Feb. 26, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Oct. 16, 2017 USD ($)	Aug. 10, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Senior Secured Notes, undiscounted cash flows				$ 591,875,000							$ 498,000,000
Borrowings				109,700,000
Atento Brasil S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								8.90%
Notional amount | R$								R$ 23,254
Borrowings				5,769,000
Atento El Salvador S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate												8.00%
Notional amount												$ 1,600,000
Borrowings				805,000
Senior Secured Notes | Atento Brasil S.A. [member]
Disclosure of detailed information about borrowings [line items]
Repayment of bonds and debentures		R$ 57,300	$ 15,300,000
Interest paid, classified as financing activities		2,700	700,000
Payments for debt issue costs		R$ 300	$ 100,000
Senior Secured Notes | Atento Brasil S.A. [member] | Banco ABC Brasil [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					1.25%	1.25%			2.33%	2.33%
Notional amount | €						€ 7,766				€ 7,052
Borrowings				8,739,000
Borrowings, adjustment to interest rate basis					1.80%	1.80%			2.20%	2.20%
Threshold Amount For Spread Rate | R$					R$ 35,000				R$ 30,000
Senior Secured Notes | Atento Brasil S.A. [member] | Banco do Brasil [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							2.127%
Notional amount | R$							R$ 30,000
Borrowings				7,457,000
Existing Notes | Atento Luxco 1, S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate													6.125%
Notional amount													$ 400,000,000
Additional Notes | Atento Luxco 1, S.A. [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2022
Borrowings, interest rate	6.125%
Notional amount	$ 100,000,000
Borrowings				$ 501,922,000